Equity Method Accounted Investees	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Equity Method Accounted Investees

Note 10. Equity Method Accounted Investees

As of December 31, 2021 and 2020, Company’s equity method accounted investees are as follows:

			Ownership Percentage			Carrying Value
	Principal		December 31,	December 31,		December 31,		December 31,
Investee	Activity	Place of Incorporation	2021	2020		2021		2020
Heineken (1) (2)	Beverages	The Netherlands	14.8%	14.8%	Ps.	96,349	Ps.	87,291
Coca-Cola FEMSA:
Joint ventures:
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		183		181
Fountain Agua Mineral, L.T.D.A.	Beverages	Brazil	50.0%	50.0%		699		720
Planta Nueva Ecología De Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	-%		18		-
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		3,348		3,335
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		178		192
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		102		121
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	28.8%	28.8%		2,128		1,945
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	24.7%		404		446
TROP Frutas do Brasil S.A. (“TROP”)	Beverages	Brazil	23.6%	23.6%		55		359
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%		263		207
Other investments of Coca-Cola FEMSA’s companies	Various	Various	Various	Various		116		117
FEMSA Comercio:
Raizen Conveniências	Proximity	Brazil	50.0%	50.0%		2,567		2,763
Other investments (1) (3)	Various	Various	Various	Various		889		593
					Ps.	107,299	Ps.	98,270
(1)	Associate.
(2)	As of December 31, 2021 and 2020 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group. The Company has significant influence, mainly, because it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group.
(3)	Joint ventures.

During 2021 and 2020 Coca-Cola FEMSA received dividends from Industria Envasadora de Querétaro, S.A. de C.V. ("IEQSA") for the amount of Ps. 16 and Ps. 16, respectively. In 2020 Coca-Cola FEMSA received dividends from Promotora Mexicana de Embotelladores, S.A. de C.V. for the amount of Ps. 1.

In 2021 Coca-Cola FEMSA made capital contributions to Jugos del Valle, S.A.P.I. de C.V. for the amounts of Ps. 44 and there were no changes in the ownership percentage as a result of capital contributions made by the other shareholders. In 2021 Coca-Cola FEMSA made a capital reduction on Leao Alimentos y Bebidas LTDA. for the amount of Ps. 46, and there were no changes in the ownership percentage as a result of the capital reduction.

In 2021, Coca-Cola FEMSA recognized an impairment on its investment in Trop Frutas Do Brasil LTDA. for the amount of Ps. 250, which was included in the other expenses line.

During 2020 Coca-Cola FEMSA recognized impairments on its investment in Compañía Panameña de Bebidas, S.A.P.I. de C.V. and Leao Alimentos y Bebidas LTDA. for the amounts of Ps. 1,463 and Ps. 1,038, respectively. During 2019 the Company recognized an impairment on its investment in Compañía Panameña de Bebidas, S.A.P.I. de C.V. for the amount of Ps. 948, which was included in other expenses line.

On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, Coca-Cola FEMSA agreed with the buyer to receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. Coca-Cola FEMSA estimated the amount of the payments to be received based on the forecasts of the business and calculated their net present value. As of December 31, 2021 and 2020, the financial asset recognized in the consolidated statement of financial position has a total value of Ps. 5 and Ps. 8, respectively. This transaction is presented in the other expenses line of the consolidated financial statements as Coca-Cola FEMSA concluded did not achieve the requirements to be considered as a discontinued operation under IFRS 5.

On April 30, 2010, the Company acquired an economic interest of 20% of Heineken Group. Heineken’s main activities are the production, distribution and marketing of beer worldwide. On September 18, 2017, the Company concluded the sale of a portion of its investment, representing 5.2% combined economic interest, consisting of 22,485,000 Heineken N.V. shares and 7,700,000 Heineken Holding N.V. shares at the price of €. 84.50 and €. 78.00 per share, respectively. The Company recognized an equity income (loss) of Ps. 10,775, Ps. (434) and Ps. 6,428 net of taxes based on its economic interest in Heineken Group for the years ended December 31, 2021, 2020 and 2019, respectively. The economic interest as of December 31, 2021 and 2020 was 14.8%. The Company’s share of the net income (loss) attributable to equity holders of Heineken Group exclusive of amortization of adjustments amounted to Ps. 11,635 (€.491 million), Ps. (842) (€. (30) million) and Ps. 6,885 (€.320 million), for the years ended December 31, 2021, 2020 and 2019, respectively. Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2021				December 31, 2020
Amounts in millions	Peso		Euro		Peso		Euro
Total current assets	Ps.	222,653	€.	9,578	Ps.	221,182	€.	9,020
Total non-current assets		912,929		39,272		824,210		33,612
Total current liabilities		281,141		12,094		266,497		10,868
Total non-current liabilities		396,489		17,056		425,984		17,372
Total equity		457,952		19,700		352,911		14,392
Equity attributable to equity holders		403,463		17,356		328,393		13,392
Total revenue and other income	Ps.	555,269	€.	23,462	Ps.	479,996	€.	19,771
Total cost and expenses		449,171		18,979		461,108		18,993
Net income (loss)	Ps.	83,662	€.	3,535	Ps.	(2,136)	€.	(88)
Net income (loss) attributable to equity holders		78,668		3,324		(4,953)		(204)
Other comprehensive income (loss)		31,713		1,340		(48,944)		(2,016)
Total comprehensive income (loss)	Ps.	115,375	€.	4,875	Ps.	(51,080)	€.	(2,104)
Total comprehensive income (loss) attributable to equity holders		107,968		4,562		(51,639)		(2,127)

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2021				December 31, 2020
Amounts in millions	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	403,463	€.	17,356	Ps.	328,393	€.	13,392
Economic ownership percentage		14.76%		14.76%		14.76%		14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments	Ps.	59,534	€.	2,561	Ps.	48,471	€.	1,976
Effects of fair value determined by purchase price allocation		16,342		703		17,226		703
Goodwill		20,473		881		21,594		881
Heineken investment	Ps.	96,349	€.	4,145	Ps.	87,291	€.	3,560

As of December 31, 2021 and 2020, the fair value of the Company’s investment in Heineken N.V. Holding and Heineken N.V. represented by shares equivalent to 14.8% of its outstanding shares amounted to Ps. 181,059 (€.7,779 million) and Ps. 176,718 (€.7,255 million) based on quoted market prices of those dates. As of April 8, 2022, issuance date of these consolidated financial statements, fair value amounted to €. 6,985 million.

During the years ended December 31, 2021, 2020 and 2019, the Company received dividends distributions from Heineken Group, amounting to Ps. 2,005, Ps. 2,322 and Ps. 3,031, respectively.

For the years ended December 31, 2021, 2020 and 2019 the equity (loss) earnings recognized for associates of Coca-Cola FEMSA was Ps. 85, Ps. (124) and Ps. 84, respectively.

For the years ended December 31, 2021, 2020 and 2019 the equity (loss) earnings recognized for joint ventures of Coca-Cola FEMSA was Ps. 3, Ps. (157) and Ps. (215), respectively.

For the year ended December 31, 2021, 2020 and 2019, the Company’s share of other comprehensive income from equity investees, net of taxes are as follows:

	2021		2020		2019
Items that may be reclassified to consolidated net income, net of taxes:
Valuation of the effective portion of derivative financial instruments	Ps.	32	Ps.	(14)	Ps.	—
Exchange differences on translating foreign operations		2,893		(5,934)		1,058
Total	Ps.	2,925	Ps.	(5,948)	Ps.	1,058
Items that may not be reclassified to consolidated net income in subsequent periods, net of taxes:
Remeasurements of the net defined benefit liability	Ps.	590	Ps.	(111)	Ps.	(389)